TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

TOTAL INVESTMENTS – 0.0% (Cost $0)	$ 0
OTHER ASSETS IN EXCESS OF LIABILITIES- 100.0%	42,872,436
NET ASSETS - 100.0%	$ 42,872,436

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Contracts(a)
	FUTURE OPTIONS PURCHASED - 12.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
121	S&P500 EMINI OPTN Dec23P ESZ3P 4700 Index	EDF	12/15/2023	$ 4,700	$ 28,435,000	$ 3,583,113

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $3,675,975)					3,583,113

	TOTAL INVESTMENTS - 12.5% (Cost $3,675,975)					$ 3,583,113
	OTHER ASSETS IN EXCESS OF LIABILITIES- 87.5%					25,049,106
	NET ASSETS - 100.0%					$ 28,632,219

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
126	CME E-Mini Standard & Poor's 500 Index Future			03/18/2022	$ 28,376,775	$ 193,327
2	Micro E-mini S&P 500 futures			03/18/2022	45,043	(1,549)
	TOTAL FUTURES CONTRACTS					$ 191,778

EDF	ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to 50 futures contracts.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.